Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Israel	$ (120,835)	$ (170,138)	$ 83,028
Foreign	(10,961)	31,279	8,800
Profit (loss) before the provision for income taxes	$ (131,797)	$ (201,417)	$ (74,228)